Provisions	12 Months Ended
Dec. 31, 2020
Provisions
Provisions

25.  Provisions

	Current liabilities		Non-current liabilities
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Payroll, related charges and other remunerations	877	790	—	—
Onerous contracts (note 18)	58	57	838	866
Environmental obligations	102	146	200	243
Provision related to VNC sale	500	—	—	—
Asset retirement obligations	99	158	4,121	3,802
Provisions for litigation (note 26)	87	—	1,004	1,462
Employee postretirement obligations (note 27)	103	79	2,271	2,120
Provisions	1,826	1,230	8,434	8,493

Asset retirement obligations

Provision is made for expected costs for the closure of the mines and deactivation of the related mining assets. Changes in the provision for asset retirement obligations and long-term interest rates (per annum, used to discount these obligations to present value and to update the provisions) are as follows:

	December 31, 2020	December 31, 2019
Balance at beginning of the year	3,960	3,115
Present value valuation	27	37
Settlements	(45)	(47)
Revisions on cash flows estimates (i)	509	812
Translation adjustment	(231)	43
Balance at end of the year	4,220	3,960

Current	99	158
Non-current	4,121	3,802
	4,220	3,960
Long-term interest rates (per annum)
Brazil	3.54%	3.36%
Canada	0.00%	0.40%
Mozambique	5.67%	5.20%
Other regions	0.0% - 4.73%	0.60% - 4.78%
(i)	In 2019, includes changes in discount rates and updating plans for mine closure, that also considers new legal requirements related to the decommissioning.

As at December 31, 2020, the Company has issued letters of credit and surety bonds for US$651 in connection with the Asset retirement obligations for its Base Metals operations.

Accounting policy

When the provision is recognized, the corresponding cost is capitalized as part of property, plant and equipment and it is depreciated over the useful life of the related mining asset, resulting in an expense recognized in the income statement.

The long-term liability is discounted at presented value using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability and the unwinds are recorded in the income statement and is reduced by payments for mine closure and decommissioning of mining assets. The accrued amounts of these obligations are not deducted from the potential costs covered by insurance or indemnities.

Critical accounting estimates and judgments

Judgment is required to determine key assumptions used on the asset retirement obligation measurement such as, interest rate, cost of closure, useful life of the mining asset considering the current conditions of closure and the projected date of depletion of each mine. Any changes in these assumptions may significant impact the recorded provision. Therefore, the estimated costs for closure of the mining assets is deemed to be a critical accounting estimate and annually reviewed.